Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (in millions)(6) ($)	Company Selected Measure: Revenue (in millions)(7) ($)
2024	27,219,874	27,219,874	24,082,829	67,256,620	286.35	276.71	62,360	164,501
2023	24,399,968	24,399,968	24,003,922	77,536,724	172.45	213.58	39,098	134,902
2022	27,110,418	27,110,418	22,143,280	(35,363,497)	58.63	134.83	23,200	116,609
2021	26,823,061	26,823,061	28,767,166	50,016,225	163.87	197.74	39,370	117,929
2020	25,288,265	25,288,265	31,657,818	68,218,615	133.09	148.57	29,146	85,965

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Compensation for our PEO, Mark Zuckerberg, reflects the amounts reported in the section entitled “—2024 Summary Compensation Table” above for the respective years. Average compensation for non-PEO named executive officers (non-PEOs) reflects the average of the amounts reported in the Summary Compensation Table for the following named executive officers in each respective year: (i) in 2024 and 2023, Susan Li, Christopher K. Cox, Javier Olivan, and Andrew Bosworth, (ii) in 2022, Ms. Li, Mr. Olivan, Mr. Bosworth, Mr. Cox, Sheryl K. Sandberg, and David M. Wehner, (iii) in 2021, Ms. Sandberg, Mr. Wehner, Mr. Cox, and Marne Levine, and (iv) in 2020, Ms. Sandberg, Mr. Wehner, Mike Schroepfer, and Mr. Cox.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table for each of 2024, 2023, 2022, 2021, and 2020 is the same as our Peer Group as set forth above in the section entitled "—Compensation Discussion and Analysis—Compensation-Setting Process" except for 2020, which included ViacomCBS, which was removed in 2021 as it no longer met the minimum criteria described in such section.
PEO Total Compensation Amount	$ 27,219,874	$ 24,399,968	$ 27,110,418	$ 26,823,061	$ 25,288,265
PEO Actually Paid Compensation Amount	27,219,874	24,399,968	27,110,418	26,823,061	25,288,265
Non-PEO NEO Average Total Compensation Amount	24,082,829	24,003,922	22,143,280	28,767,166	31,657,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 67,256,620	77,536,724	(35,363,497)	50,016,225	68,218,615
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation “actually paid” to our non-PEOs equals the respective totals set forth in the "Average Summary Compensation Table Total for Non-PEO Named Executive Officers" column after the adjustments set forth in the table below:

Year	Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	Plus Year-End Fair Value of Outstanding and Unvested Awards Granted in the Covered Year	Plus Year over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Plus Fair Value as of Vesting Date of Awards Granted and Vested in the Covered Year	Plus Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year	Less Fair Value of Awards Forfeited during the Covered Year	Less Fair Value of Incremental Dividends or Earnings Paid on Awards
Non-PEOs 2024	21,671,642	21,571,067	26,481,737	3,166,549	13,626,080	—	—
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company TSR
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) company TSR for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) our net income for the fiscal years ended on December 31, 2024, 2023, 2022, 2021, and 2020:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Revenue
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) our revenue for the fiscal years ended on December 31, 2024, 2023, 2022, 2021, and 2020:

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
The following graph illustrates the relationship between (i) company TSR and (ii) Peer Group TSR, each calculated for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively, and calculated in accordance with Item 201(e) of Regulation S-K:

Tabular List, Table

Financial Performance Measure
Revenue

Total Shareholder Return Amount	$ 286.35	172.45	58.63	163.87	133.09
Peer Group Total Shareholder Return Amount	276.71	213.58	134.83	197.74	148.57
Net Income (Loss)	$ 62,360,000,000	$ 39,098,000,000	$ 23,200,000,000	$ 39,370,000,000	$ 29,146,000,000
Company Selected Measure Amount	164,501,000,000	134,902,000,000	116,609,000,000	117,929,000,000	85,965,000,000
PEO Name	Mark Zuckerberg
Additional 402(v) Disclosure	Compensation “actually paid” to Mr. Zuckerberg equals the Summary Compensation Table total for Mr. Zuckerberg because his compensation for each applicable year was $1 in base salary and the remaining portion was “All Other Compensation.”Reflects “Net Income” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.Reflects “Revenue” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,671,642
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,571,067
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,481,737
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,166,549
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,626,080
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0